SEGMENT INFORMATION (Schedule of Interest Income and Interest Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Income
Interest income earned	$ 808	$ 877	$ 476
Non-cash financial income	2,390	2,270	13,015
Inter-segment interest income
Total	3,198	3,147	13,491
Interest Expense
Interest on licence fee	40	66	138
Interest on finance leases	42	55	33
Cash interest on exchangeable notes	4,600	4,600	3,348
Non-cash interest on exchangeable notes	723	718	535
Inter-segment interest expense
Total	5,405	5,439	4,054
Americas [Member]
Interest Income
Interest income earned	44	21	4
Non-cash financial income
Inter-segment interest income
Total	44	21	4
Interest Expense
Interest on licence fee
Interest on finance leases
Cash interest on exchangeable notes
Non-cash interest on exchangeable notes
Inter-segment interest expense	4,853	4,853	4,854
Total	4,853	4,853	4,854
Ireland [Member]
Interest Income
Interest income earned	764	856	472
Non-cash financial income	2,390	2,270	13,015
Inter-segment interest income
Total	3,154	3,126	13,487
Interest Expense
Interest on licence fee	40	66	138
Interest on finance leases	42	55	33
Cash interest on exchangeable notes	4,600	4,600	3,348
Non-cash interest on exchangeable notes	723	718	535
Inter-segment interest expense
Total	5,405	5,439	4,054
Other [Member]
Interest Income
Interest income earned
Non-cash financial income
Inter-segment interest income	4,853	4,853	4,854
Total	4,853	4,853	4,854
Interest Expense
Interest on licence fee
Interest on finance leases
Cash interest on exchangeable notes
Non-cash interest on exchangeable notes
Inter-segment interest expense
Total
Eliminations [Member]
Interest Income
Interest income earned
Non-cash financial income
Inter-segment interest income	(4,853)	(4,853)	(4,854)
Total	(4,853)	(4,853)	(4,854)
Interest Expense
Interest on licence fee
Interest on finance leases
Cash interest on exchangeable notes
Non-cash interest on exchangeable notes
Inter-segment interest expense	(4,853)	(4,853)	(4,854)
Total	$ (4,853)	$ (4,853)	$ (4,854)